Financial risk management	12 Months Ended
Mar. 31, 2018
List Of Accounting Policies [Abstract]
Financial risk management
Financial risk management

3.1	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk, and price risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets as it relates to financial risks and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out under policies approved by the Board of Directors. The Board has provided approved formal policies covering specific areas, such as foreign exchange risk as well as cash management and banking facilities.

(a)	Market risk

(i)	Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currencies, primarily with respect to the United States Dollar, the South African Rand, the Euro, the Australian Dollar, the Brazilian Real and the British Pound.
Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities and net investments in foreign operations are denominated in a currency that is not the entity’s functional currency.
The Group has implemented a foreign currency hedging policy to limit the Group’s exposure to fluctuations in foreign currencies. The foreign currency policy reduces exchange rate risk on certain recognized assets and liabilities based on economic hedging principles as opposed to using derivative financial instruments.
The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the assets of the Group’s foreign operations is reduced as a result of assets and liabilities being denominated in the same foreign currencies.
As a result of our cash reserves being held in multiple currencies, the Group has significant foreign currency exposure. A financial risk sensitivity analysis is presented in note 36.

(ii)	Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates.
The Group’s cash flow interest rate risk arises from restricted cash, cash and cash equivalents and the bank overdraft. Bank overdrafts issued at variable rates expose the Group to cash flow interest rate risk, which is partly offset by financial assets held at variable rates (i.e. cash and cash equivalents and restricted cash). At March 31, 2018 and 2017 the Group had no interest-bearing borrowings.
The Group is not exposed to fair value interest rate risk as the Group does not have any fixed rate interest-bearing financial instruments carried at fair value.
Interest rates are constantly monitored and appropriate steps are taken to ensure that the Group’s exposure to interest rate fluctuations is limited. This includes obtaining approval from the Board for all changes to and new borrowing facilities entered into. Refer to note 36 for an interest rate risk sensitivity analysis.

(iii)	Price risk
Currently the Group does not have significant price risk. The Group is not exposed to commodity price risk.

(b)	Credit risk
Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation and cause the Group to incur a financial loss. Credit risk arises from restricted cash, cash and cash equivalents as well as credit exposures to customers. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position, net of impairment losses where relevant.
Credit risk relating to accounts receivable balances is managed by each local entity which is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. The Group has a policy in place governing the allowance for credit losses.
Cash investments are only placed with reputable financial institutions rated BB and above (note 12). All changes in or new banking arrangements entered into are in line with the Board’s approval framework. Refer to note 10 for further disclosure on credit risk.

(c)	Liquidity risk
Liquidity risk is the risk that there will be insufficient funds available to settle obligations when they are due.
The Group has limited liquidity risk due to surplus cash balances and the recurring nature of its income, which generates strong cash inflows. The level of cash balances in the Group is monitored weekly and cash generated from operations is reviewed against planned cash flows on a monthly basis. In addition, working capital reviews are performed monthly.
Surplus cash is invested in interest-bearing current accounts and time deposits that are expected to readily generate cash inflows for managing liquidity risk.
In addition, the Group maintains headroom on its undrawn borrowing facilities to ensure that the Group does not breach borrowing limits on its borrowing facilities. Refer to note 37 for further disclosure on liquidity risk.

3.2	Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern while enhancing the returns for shareholders and ensuring benefits for other stakeholders. The Board of Directors monitors capital by reviewing the net cash position. The Company currently has no long-term borrowings and none of its overdraft facilities, as set out in note 15, were subject to any financial covenants during fiscal 2018 and fiscal 2017.
In order to maintain the capital structure, the Group may return capital to shareholders, issue new shares or sell assets to reduce debt, where applicable.